Consolidated balance sheet - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	€ 20,330	€ 18,942
Intangible assets	18,261	15,999
Property, plant and equipment	10,347	10,558
Pension asset for funded schemes in surplus	5,119	2,722
Deferred tax assets	1,465	1,474
Financial assets	1,198	876
Other non-current assets	974	931
Total non-current assets	57,694	51,502
Current assets
Inventories	4,683	4,462
Trade and other current receivables	5,422	4,939
Current tax assets	324	372
Cash and cash equivalents	3,415	5,548
Other financial assets	1,156	808
Assets held for sale	2,401	28
Current assets	17,401	16,157
Total assets	75,095	67,659
Current liabilities
Financial liabilities	7,252	4,461
Trade payables and other current liabilities	14,861	14,132
Current tax liabilities	1,365	1,451
Due within one year	480	547
Liabilities held for sale	820	1
Total current liabilities	24,778	20,592
Non-current liabilities
Financial liabilities	22,881	22,844
Non-current tax liabilities	148	149
Pensions and post-retirement healthcare liabilities:
Funded schemes in deficit	831	1,109
Unfunded schemes	1,295	1,326
Due after one year	611	583
Deferred tax liabilities	4,530	3,166
Other non-current liabilities	275	235
Total non current liabilities	30,571	29,412
Total liabilities	55,349	50,004
Equity
Shareholders’ equity	17,107	15,266
Non-controlling interests	2,639	2,389
Total equity	19,746	17,655
Total liabilities and equity	€ 75,095	€ 67,659